SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Balance at beginning of year	$ 249,295	$ 281,598
Allowance acquired through business acquisitions	70,719
Allowance for expected credit loss	371,299	99,263	$ 236,853
Write-back of allowance for credit loss	(123,665)	(131,566)
Balance at end of year	$ 567,648	$ 249,295	$ 281,598